Shareholder Report, Average Annual Return (Details) 9046792_Franklin Dividend Growth ETF_Single Class_TSR Annual {Single Class}	7 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
Franklin Dividend Growth ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Franklin Dividend Growth ETF (NAV)
Average Annual Return, Percent	(0.93%)
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	32.64%
NASDAQ US Broad Dividend Achievers Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NASDAQ US Broad Dividend Achievers Index
Average Annual Return, Percent	4.20%